Annual
Report

Franklin Templeton
Fund Allocator Series


   Franklin Templeton Conservative Target Fund
   Franklin Templeton Moderate Target Fund
   Franklin Templeton Growth Target Fund

CELEBRATING 50 YEARS


This year marks 50 years of business for Franklin Templeton. Over these years, the mutual fund industry has experienced profound changes in technology, regulations and customer expectations. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest around the globe. We thank you for your past support and look forward to serving your investment needs in the years ahead.


Donald P. Gould
President and Portfolio Manager
Franklin Templeton
Fund Allocator Series

CONTENTS


Shareholder Letter...................................                 1
Fund Reports
 Franklin Templeton
Conservative Target Fund.............................                 5
 Franklin Templeton
Moderate Target Fund.................................                13
 Franklin Templeton
Growth Target Fund...................................                21
Statement of Investments.............................                29
Financial Statements.................................                35
Notes to
Financial Statements.................................                39
Report of
Independent Auditors.................................                45

SHAREHOLDER LETTER


Dear Shareholder:

We are pleased to present the first annual report for the Franklin Templeton Fund Allocator Series, composed of the Conservative Target Fund, the Moderate Target Fund, and the Growth Target Fund, which covers the period ended July 31, 1997. Because the Series' inception date was December 31, 1996, this report covers only a seven-month period of operation.

During the reporting period, steady economic growth, low inflation, and strong increases in corporate earnings propelled U.S. equity markets to record high levels. Most foreign markets, which previously had lagged the U.S., joined the party in 1997 as signs of recovery spread among many major foreign economies. Class I shares of the three funds produced the cumulative total returns listed below for the seven-month period under review, reflecting this generally strong market environment. You will find more complete information regarding the performance of the funds' Class I and Class II shares in their Performance Summaries beginning on pages 7, 15, and 23.



                                                  Total Return*

Class I Shares    (12/31/96 - 7/31/97)

Franklin Templeton Conservative Target Fund         9.21%
Franklin Templeton Moderate Target Fund            13.05%
Franklin Templeton Growth Target Fund              13.30%

*Total Return represents the change in value of an investment during the period indicated, does not include sales charges, and assumes reinvestment of dividends and capital gains at net asset value.

Each of the three Franklin Templeton Target Funds is a fund-of-funds, investing in a selected group of Franklin Templeton funds, which we call the "underlying funds." By offering three separate Target Funds, each corresponding to a different level of risk tolerance, we permit investors and their investment representatives to select the Target Fund (or combination of Target Funds) most closely matching their objectives and risk preferences. The underlying funds include a broad cross-section of the Franklin Templeton fund family, enabling us to construct portfolios that are diversified by region, industrial sectors, and manager style - across stock, bond, and money markets.**

**The Franklin Templeton Target Funds are non-diversified funds because they invest in the securities of a limited number of mutual funds. The risks of investing in a non-diversified fund, such as increased susceptibility to adverse economic or regulatory developments, are described in the attached prospectus.

Asset allocation may be the most important factor in determining the performance of a portfolio, influencing overall returns more than the selection of individual securities within each asset class. And asset allocation is not "optional" -- every investment portfolio has one. Yet, more often than we care to admit, a portfolio's asset allocation is not arrived at through any deliberate process, but instead represents the cumulative result of many individual investment decisions made incrementally over time. At other times, asset allocation occurs on an ad hoc basis. In contrast, we employ a disciplined and systematic process in determining each Target Fund's asset allocation.

Asset Allocation Process
We begin our asset allocation process for the Target Funds by examining each of the 26 underlying Franklin Templeton funds in which we can invest. Before constructing a portfolio for each of the three Target Funds, it is essential that we fully understand the "raw material" we have to work with. As an example, two underlying funds may have very similar names and stated investment objectives, and may even draw from the same universe of eligible securities. But upon closer inspection, we may find that one underlying fund invests in large capitalization stocks having relatively low price-to-earnings (P/E) ratios and has a significant cash position, while the other invests in smaller capitalization stocks sporting high P/E ratios and holds almost no cash. This type of analysis helps us determine how we can best combine different underlying funds within each of the three Target Funds.

Next, we use this and other market information to establish general expectations of risk and return for each of the 26 underlying funds. We evaluate the extent to which the returns of these 26 funds tend to move in tandem. This is called "correlation." We typically seek to combine funds within each Target Fund whose total returns exhibit relatively less correlation. This is the core of the concept of diversification. Diversification, as we all know, is intended to reduce a portfolio's exposure to the risk that any one asset class or investment sector might perform poorly in a given time period.

We then implement our asset allocation plan, choosing for each Target Fund the combination of underlying funds that we believe may offer the most attractive risk/return characteristics consistent with each fund's objective. Other things being equal, asset allocations having higher expected returns are generally accompanied by higher levels of expected risk, and we constantly evaluate the risk/return trade-offs available to us.

As you can see, a Franklin Templeton Target Fund's asset allocation at any point in time is based on a multitude of factors, including the portfolio make-up of each underlying fund, the correlation of their returns, and market conditions. Because each of these factors varies over time, we continually monitor them and alter the Funds' asset allocations to reflect ongoing changes in the underlying funds and the markets in which they invest. So, above all, our investment process is a dynamic one which enables us to adapt to the ever-changing financial and economic landscape confronting every investor.

We are pleased with the reception the three Franklin Templeton Target Funds have received in the past seven months. As of July 31, 1997, total assets exceeded $30 million. We appreciate your participation in the funds and welcome any comments or suggestions you may have.

Sincerely,

Donald P. Gould

President and Portfolio Manager

The investment objective of each fund is the highest level of long-term total return that is consistent with an acceptable level of risk. Each fund will pursue its investment objective through active asset allocation implemented primarily with investments in a combination of Franklin Templeton Funds.

The funds all pursue the same investment objective but with different levels of risk and return. Each fund is designed to be a long-term investment. The objective of each fund compares the three funds' levels of risk and return relative to one another and are not intended to imply any particular absolute level of risk or return for any fund.

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND

Your Fund's Objective: The Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return achievable at a lower level of risk.

The performance of the Conservative Target Fund is affected by both the Fund's asset allocation decisions and the security selection of the underlying funds. With respect to asset allocation, we believe the fund benefited from its relatively large exposure to U.S. and international equities, asset classes which performed quite well. Our small exposure to cash (short-term obligations & other net assets), and our lower weighting of bonds relative to stocks, also helped the performance of the fund. With respect to security selection, the diversified portfolios of our underlying U.S. equity funds included small-cap and value stocks, as well as large-cap growth stocks. During the period under review, large-cap growth stocks generally outperformed other categories within the U.S. equity market. Had the diversified portfolio included a higher proportion of large-cap growth stocks relative to the small-cap and value stocks, the fund's total return would likely have been enhanced. The pie chart on this page illustrates the approximate portion of the portfolio dedicated to each of the major asset classes as of July 31, 1997.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Total Return
Performance Comparison
(12/31/96 - 7/31/97)

Conservative Target Fund -
Class I1                                                     9.21%
Conservative Target Fund -
Class II1                                                    8.48%
Standard & Poor's(R)
500 Stock Index2                                            30.04%
MSCI - Europe Australasia
and Far East Stock Index2                                   13.01%
Lehman Brothers
Government/Corporate
Bond Index2                                                  5.88%
91-day U.S. Treasury
Bill Index2                                                  2.95%

1. Total return measures the change in value of an investment over the period indicated, does not include the sales charge, and assumes reinvestment of dividends and capital gains at net asset value.

2. Indices are unmanaged and include reinvested dividends. Please see Performance Summaries.


The combination of these factors produced the returns shown in the table to the left and discussed more fully in the Performance Summaries for Classes I and II. It is important to remember that we maintain a long-term perspective when managing the fund, and we encourage shareholders to view their investments in a similar manner.

This discussion reflects the strategies we employed for the fund during the period under review, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions, and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of July 31, 1997, and the level of the fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information may be useful in analyzing securities we purchase or sell for the fund.

Because the assets of some of the underlying funds are largely denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 1,089% in the last 15 years, but has suffered five quarterly declines of more than 20% during that time.*


*Source: Bloomberg. Based on quarterly percentage change over 15 years ended June 30, 1997.


PERFORMANCE SUMMARY



Class I

Franklin Templeton Conservative Target Fund - Class I reported a cumulative total return of 9.21% for the seven-month period beginning December 31, 1996, through July 31, 1997. Cumulative total return measures the change in value of an investment, and does not include the initial sales charge.

As measured by net asset value, the price of the fund's shares increased $0.87, from $10.00 on December 31, 1996, to $10.87 on July 31, 1997. During the reporting period, shareholders received distributions totaling 4.8 cents ($0.048) per share in income dividends. Distributions will vary depending on income earned by the fund, any profits realized from the sale of securities in the fund's portfolio, the level of the fund's operating expenses, and the impact of these same factors on the underlying funds held in our portfolio.

The graph on the following page compares the performance of Franklin Templeton Conservative Target Fund - Class I with that of the Standard & Poor's(R) 500 Stock Index (S&P 500(R)),1 the Morgan Stanley Capital International(R) Europe Australasia and Far East Index (MSCI-EAFE),2 the Lehman Brothers Government/Corporate Bond Index (LBGC),3 and the 91-day U.S. Treasury Bill Index4 for the period since inception on December 31, 1996, through July 31, 1997. We believe that these four indices are representative of the major categories of the fund's allocations. Unmanaged indices have an inherent performance differential over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike indices, mutual funds are never fully invested because they need to have cash on hand to redeem shares or pay for upcoming investments. In addition, the fund's performance includes the maximum initial sales charge, all fund expenses and account fees. If the fund's costs had been applied to the indices, their performance would have been lower. Please remember that an index is simply a measure of performance and cannot be invested in directly.


1. This index includes mainly large-cap U.S. stocks.
2. This index includes large-cap international stocks in 20 developed and developing countries.
3. This index includes U.S. government bonds, and investment grade debt of U.S. corporations.
4. This index includes the average yield of the 13 most recent 91-day U.S. Treasury bills. Source: Micropal.


GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Franklin Templeton Conservative Target Fund - Class I
Period ended 7/31/97

                                                  Since Inception

                                                    (12/31/96)

Cumulative Total Return1                                  9.21%
Aggregate Total Return2                                   4.30%
Value of $10,000 Investment3                            $10,430

1. Cumulative total return measures the change in value of an investment over the period indicated and does not include the sales charge.

2. Aggregate total return measures the change in value of an investment over the period indicated and includes the maximum 4.50% initial sales charge. Since the fund has existed for less than one year, average annual total returns are not provided. See Note below.

3. This figure represents the value of a hypothetical $10,000 investment in the fund over the period indicated and includes the sales charge.

Note: The fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments to reduce the fund's direct operating expenses so that the fund's direct operating expenses do not exceed 0.75%. Absent this agreement, this fund's direct operating expenses would have been higher and the aggregate total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Trustees, under conditions noted in the fund's prospectus.

All total returns assume reinvestment of dividends. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Class II

Franklin Templeton Conservative Target Fund - Class II reported a cumulative total return of 8.48% for the seven-month period beginning December 31, 1996, through July 31, 1997. Cumulative total return measures the change in value of an investment, and does not include sales charges.

As measured by net asset value, the price of the fund's shares increased $0.81, from $10.00 on December 31, 1996, to $10.81 on July 31, 1997. During the reporting period, shareholders received distributions totaling 3.55 cents ($0.0355) per share in income dividends. Distributions will vary depending on income earned by the fund, any profits realized from the sale of securities in the fund's portfolio, the level of the fund's operating expenses, and the impact of these same factors on the underlying funds held in our portfolio.

The graph on page 12 compares the performance of Franklin Templeton Conservative Target Fund - Class II with that of the Standard & Poor's(R) 500 Stock Index (S&P 500(R)),1 the Morgan Stanley Capital International(R) Europe Australasia and Far East Index (MSCI-EAFE),2 the Lehman Brothers Government/Corporate Bond Index (LBGC),3 and the 91-day U.S. Treasury Bill Index4 for the period since inception on December 31, 1996, through July 31, 1997. We believe that these four indices are representative of the major categories of the fund's allocations. Unmanaged indices have an inherent performance differential over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike indices, mutual funds are never fully invested because they need to have cash on hand to redeem shares or pay for upcoming investments. In addition, the fund's performance includes all sales charges, all fund expenses and account fees. If the fund's costs had been applied to the indices, their performance would have been lower. Please remember that an index is simply a measure of performance and cannot be invested in directly.

1. This index includes mainly large-cap U.S. stocks.
2. This index includes large-cap international stocks in 20 developed and developing countries.
3. This index includes U.S. government bonds, and investment grade debt of U.S. corporations.
4.This index includes the average yield of the 13 most recent 91-day U.S. Treasury bills. Source: Micropal.


GRAPHIC MATERIAL  OMITTED - SEE APPENDIX AT END OF DOCUMENT

Franklin Templeton Conservative Target Fund - Class II
Period ended 7/31/97
                                                  Since Inception
                                                   (12/31/96)

Cumulative Total Return1                                  8.48%
Aggregate Total Return2                                   6.41%
Value of $10,000 Investment3                            $10,641

1. Cumulative total return measures the change in value of an investment over the period indicated and does not include sales charges.
2. Aggregate total return measures the change in value of an investment over the period indicated and includes the 1.00% initial sales charge and the 1.00% contingent deferred sales charge applicable to shares redeemed within 18 months of purchase. Since the fund has existed for less than one year, average annual total returns are not provided. See Note below.
3. This figure represents the value of a hypothetical $10,000 investment in the fund over the period indicated and includes all sales charges.
Note: The fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments to reduce the fund's direct operating expenses so that the fund's direct operating expenses do not exceed 1.50%. Absent this agreement, this fund's direct operating expenses would have been higher and the aggregate total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Trustees, under conditions noted in the fund's prospectus.
All total returns assume reinvestment of dividends. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

FRANKLIN TEMPLETON
MODERATE TARGET FUND

Your Fund's Objective: The Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return achievable at an intermediate level of risk.


The performance of the Moderate Target Fund is affected by both the Fund's asset allocation decisions and the security selection of the underlying funds. With respect to asset allocation, we believe the fund benefited from its relatively large exposure to U.S. and international equities, asset classes which performed quite well. Our lower weighting of bonds relative to stocks also helped the performance of the fund. With respect to security selection, the diversified portfolios of our underlying U.S. equity funds included small-cap and value stocks, as well as large-cap growth stocks. During the period under review, large-cap growth stocks generally outperformed other categories within the U.S. equity market. Had the diversified portfolio included a higher proportion of large-cap growth stocks relative to the small-cap and value stocks, the total return would likely have been enhanced. The pie chart on this page illustrates the approximate portion of the portfolio dedicated to each of the major asset classes as of July 31, 1997.

GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT



Total Return
Performance Comparison
(12/31/96 - 7/31/97)


Moderate Target Fund -

Class I1                                                     13.05%
Moderate Target Fund -
Class II1                                                    11.84%
Standard & Poor's(R)
500 Stock Index2                                             30.04%
MSCI - Europe Australasia
and Far East Stock Index2                                    13.01%
Lehman Brothers
Government/Corporate
Bond Index2                                                   5.88%
91-day U.S. Treasury
Bill Index2                                                   2.95%



1. Total return measures the change in value of an investment over the period indicated, does not include the sales charge, and assumes reinvestment of dividends and capital gains at net asset value.

2. Indices are unmanaged and include reinvested dividends. Please see Performance Summaries.

The combination of these factors produced the returns shown in the table to the left and discussed more fully in the Performance Summaries for Classes I and II. It is important to remember that we maintain a long-term perspective when managing the fund, and we encourage shareholders to view their investments in a similar manner.

This discussion reflects the strategies we employed for the fund during the period under review, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions, and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of July 31, 1997, and the level of the fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information may be useful in analyzing securities we purchase or sell for the fund.

Because the assets of some of the underlying funds are largely denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 1,089% in the last 15 years, but has suffered five quarterly declines of more than 20% during that time.*

*Source: Bloomberg. Based on quarterly percentage change over 15 years ended June 30, 1997.




PERFORMANCE SUMMARY


Class I

Franklin Templeton Moderate Target Fund - Class I reported a cumulative total return of 13.05% for the seven-month period beginning December 31, 1996, through July 31, 1997. Cumulative total return measures the change in value of an investment, and does not include the initial sales charge.

As measured by net asset value, the price of the fund's shares increased $1.26, from $10.00 on December 31, 1996, to $11.26 on July 31, 1997. During the reporting period, shareholders received distributions totaling 4.2 cents ($0.042) per share in income dividends. Distributions will vary depending on income earned by the fund, any profits realized from the sale of securities in the fund's portfolio, the level of the fund's operating expenses, and the impact of these same factors on the underlying funds held in our portfolio.

The graph on the following page compares the performance of Franklin Templeton Moderate Target Fund - Class I with that of the Standard & Poor's(R) 500 Stock Index (S&P 500(R)),1 the Morgan Stanley Capital International(R) Europe Australasia and Far East Index (MSCI-EAFE),2 the Lehman Brothers Government/Corporate Bond Index (LBGC),3 and the 91-day U.S. Treasury Bill Index4 for the period since inception on December 31, 1996, through July 31, 1997. We believe that these four indices are representative of the major categories of the fund's allocations. Unmanaged indices have an inherent performance differential over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike indices, mutual funds are never fully invested because they need to have cash on hand to redeem shares or pay for upcoming investments. In addition, the fund's performance includes the maximum initial sales charge, all fund expenses and account fees. If the fund's costs had been applied to the indices, their performance would have been lower. Please remember that an index is simply a measure of performance and cannot be invested in directly.


1. This index includes mainly large-cap U.S. stocks.
2. This index includes large-cap international stocks in 20 developed and developing countries.
3. This index includes U.S. government bonds, and investment grade debt of U.S. corporations.
4. This index includes the average yield of the 13 most recent 91-day U.S. Treasury bills. Source: Micropal.


GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Franklin Templeton Moderate Target Fund - Class I
Period ended 7/31/97
                                                  Since Inception
                                                    (12/31/96)
Cumulative Total Return1                                 13.05%
Aggregate Total Return2                                   7.98%
Value of $10,000 Investment3                            $10,798

1. Cumulative total return measures the change in value of an investment over the period indicated and does not include the sales charge.
2. Aggregate total return measures the change in value of an investment over the period indicated and includes the maximum 4.50% initial sales charge. Since the fund has existed for less than one year, average annual total returns are not provided. See Note below.
3. This figure represents the value of a hypothetical $10,000 investment in the fund over the period indicated and includes the sales charge.
Note: The fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments to reduce the fund's direct operating expenses so that the fund's direct operating expenses do not exceed 0.75%. Absent this agreement, this fund's direct operating expenses would have been higher and the aggregate total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Trustees, under conditions noted in the fund's prospectus.
All total returns assume reinvestment of dividends. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Class II

Franklin Templeton Moderate Target Fund - Class II reported a cumulative total return of 11.84% for the seven-month period beginning December 31, 1996, through July 31, 1997. Cumulative total return measures the change in value of an investment, and does not include sales charges.

As measured by net asset value, the price of the fund's shares increased $1.16, from $10.00 on December 31, 1996, to $11.16 on July 31, 1997. During the reporting period, shareholders received distributions totaling 2.3 cents ($0.023) per share in income dividends. Distributions will vary depending on income earned by the fund, any profits realized from the sale of securities in the fund's portfolio, the level of the fund's operating expenses, and the impact of these same factors on the underlying funds held in our portfolio.

The graph on page 20 compares the performance of Franklin Templeton Moderate Target Fund - Class II with that of the Standard & Poor's(R) 500 Stock Index (S&P 500(R)),1 the Morgan Stanley Capital International(R) Europe Australasia and Far East Index (MSCI-EAFE),2 the Lehman Brothers Government/Corporate Bond Index (LBGC),3 and the 91-day U.S. Treasury Bill Index4 for the period since inception on December 31, 1996, through July 31, 1997. We believe that these four indices are representative of the major categories of the fund's allocations. Unmanaged indices have an inherent performance differential over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike indices, mutual funds are never fully invested because they need to have cash on hand to redeem shares or pay for upcoming investments. In addition, the fund's performance includes the maximum initial sales charge, all fund expenses and account fees. If the fund's costs had been applied to the indices, their performance would have been lower. Please remember that an index is simply a measure of performance and cannot be invested in directly.

1. This index includes mainly large-cap U.S. stocks.
2. This index includes large-cap international stocks in 20 developed and developing countries.
3. This index includes U.S. government bonds, and investment grade debt of U.S. corporations.
4.This index includes the average yield of the 13 most recent 91-day U.S. Treasury bills. Source: Micropal.


GRAPHIC MATERIAL 6 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Franklin Templeton Moderate Target Fund - Class II
Period ended 7/31/97
                                                  Since Inception
                                                    (12/31/96)
Cumulative Total Return1                                 11.84%
Aggregate Total Return2                                   9.75%
Value of $10,000 Investment3                            $10,975

1. Cumulative total return measures the change in value of an investment over the period indicated and does not include sales charges.
2. Aggregate total return measures the change in value of an investment over the period indicated and includes the 1.00% initial sales charge and the 1.00% contingent deferred sales charge applicable to shares redeemed within 18 months of purchase. Since the fund has existed for less than one year, average annual total returns are not provided. See Note below.
3. This figure represents the value of a hypothetical $10,000 investment in the fund over the period indicated and includes all sales charges.
Note: The fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments to reduce the fund's direct operating expenses so that the fund's direct operating expenses do not exceed 1.50%. Absent this agreement, this fund's direct operating expenses would have been higher and the aggregate total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Trustees, under conditions noted in the fund's prospectus.
All total returns assume reinvestment of dividends. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

FRANKLIN TEMPLETON
GROWTH TARGET FUND

Your Fund's Objective: The Franklin Templeton Growth Target Fund seeks the highest level of long-term total return achievable at a higher level of risk.

GRAPHIC MATERIAL 7 OMITTED - SEE APPENDIX AT END OF DOCUMENT

The performance of the Growth Target Fund is affected by both the Fund's asset allocation decisions and the security selection of the underlying funds. With respect to asset allocation, we believe the fund benefited from its relatively large exposure to U.S. and international equities, asset classes which performed quite well. Our small exposure to fixed-income securities also had a positive effect. However, the low-yielding cash equivalents held by some of the underlying funds hampered performance. With respect to security selection, the diversified portfolios of our underlying U.S. equity funds included small-cap and value stocks, as well as large-cap growth stocks. During the period under review, large-cap growth stocks generally outperformed other categories within the U.S. equity market. Had the diversified portfolio included a higher proportion of large-cap growth stocks relative to the small-cap and value stocks, the total return would likely have been enhanced. The pie chart on this page illustrates the approximate portion of the portfolio dedicated to each of the major asset classes as of July 31, 1997.

Total Return
Performance Comparison
(12/31/96 - 7/31/97)


Growth Target Fund -
Class I1                                                             13.30%
Growth Target Fund -
Class II1                                                            13.00%
Standard & Poor's(R)
500 Stock Index2                                                     30.04%
MSCI - Europe Australasia
and Far East Stock Index2                                            13.01%
Lehman Brothers
Government/Corporate
Bond Index2                                                           5.88%
91-day U.S. Treasury
Bill Index2                                                           2.95%

1. Total return measures the change in value of an investment over the period indicated, does not include the sales charge, and assumes reinvestment of dividends and capital gains at net asset value.

2. Indices are unmanaged and include reinvested dividends. Please see Performance Summaries.






The combination of these factors produced the returns shown in the table to the left and discussed more fully in the Performance Summaries for Classes I and II. It is important to remember that we maintain a long-term perspective when managing the fund, and we encourage shareholders to view their investments in a similar manner.

This discussion reflects the strategies we employed for the fund during the period under review, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions, and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of July 31, 1997, and the level of the fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information may be useful in analyzing securities we purchase or sell for the fund.

Because the assets of some of the underlying funds are largely denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 1,089% in the last 15 years, but has suffered five quarterly declines of more than 20% during that time.*

*Source: Bloomberg. Based on quarterly percentage change over 15 years ended June 30, 1997.



PERFORMANCE SUMMARY


Class I

Franklin Templeton Growth Target Fund - Class I reported a cumulative total return of 13.30% for the seven-month period beginning December 31, 1996, through July 31, 1997. Cumulative total return measures the change in value of an investment, and does not include the initial sales charge.

As measured by net asset value, the price of the fund's shares increased $1.33, from $10.00 on December 31, 1996, to $11.33 on July 31, 1997. There were no shareholder distributions during the reporting period. Future distributions, if any, will vary depending on income earned by the fund, any profits realized from the sale of securities in the fund's portfolio, the level of the fund's operating expenses, and the impact of these same factors on the underlying funds held in our portfolio.



The graph on the following page compares the performance of Franklin Templeton Growth Target Fund - Class I with that of the Standard & Poor's(R) 500 Stock Index (S&P 500(R)),1 the Morgan Stanley Capital International(R) Europe Australasia and Far East Index (MSCI-EAFE),2 the Lehman Brothers Government/Corporate Bond Index (LBGC),3 and the 91-day U.S. Treasury Bill Index4 for the period since inception on December 31, 1996, through July 31, 1997. We believe that these four indices are representative of the major categories of the fund's allocations. Unmanaged indices have an inherent performance differential over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike indices, mutual funds are never fully invested because they need to have cash on hand to redeem shares or pay for upcoming investments. In addition, the fund's performance includes the maximum initial sales charge, all fund expenses and account fees. If the fund's costs had been applied to the indices, their performance would have been lower. Please remember that an index is simply a measure of performance and cannot be invested in directly.


1. This index includes mainly large-cap U.S. stocks.
2. This index includes large-cap international stocks in 20 developed and developing countries.
3. This index includes U.S. government bonds, and investment grade debt of U.S. corporations.
4. This index includes the average yield of the 13 most recent 91-day U.S. Treasury bills. Source: Micropal.


GRAPHIC MATERIAL 8 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Franklin Templeton Growth Target Fund - Class I
Period ended 7/31/97
                                                  Since Inception
                                                   (12/31/96)
Cumulative Total Return1                                 13.30%
Aggregate Total Return2                                   8.21%
Value of $10,000 Investment3                            $10,821


1. Cumulative total return measures the change in value of an investment over the period indicated and does not include the sales charge.
2. Aggregate total return measures the change in value of an investment over the period indicated and includes the maximum 4.50% initial sales charge. Since the fund has existed for less than one year, average annual total returns are not provided. See Note below.
3. This figure represents the value of a hypothetical $10,000 investment in the fund over the period indicated and includes the sales charge.
Note: The fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments to reduce the fund's direct operating expenses so that the fund's direct operating expenses do not exceed 0.75%. Absent this agreement, this fund's direct operating expenses would have been higher and the aggregate total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Trustees, under conditions noted in the fund's prospectus.
Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Class II
Franklin Templeton Growth Target Fund - Class II reported a cumulative total return of 13.00% for the seven-month period beginning December 31, 1996, through July 31, 1997. Cumulative total return measures the change in value of an investment, and does not include sales charges.

As measured by net asset value, the price of the fund's shares increased $1.30, from $10.00 on December 31, 1996, to $11.30 on July 31, 1997. There were no shareholder distributions during the reporting period. Future distributions, if any, will vary depending on income earned by the fund, any profits realized from the sale of securities in the fund's portfolio, the level of the fund's operating expenses, and the impact of these same factors on the underlying funds held in our portfolio.

The graph on page 28 compares the performance of Franklin Templeton Growth Target Fund - Class II with that of the Standard & Poor's(R) 500 Stock Index (S&P 500(R)),1 the Morgan Stanley Capital International(R) Europe Australasia and Far East Index (MSCI-EAFE),2 the Lehman Brothers Government/CorporateBond Index (LBGC),3 and the 91-day U.S. Treasury Bill Index4 for the period since inception on December 31, 1996, through July 31, 1997. We believe that these four indices are representative of the major categories of the fund's allocations. Unmanaged indices have an inherent performance differential over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike indices, mutual funds are never fully invested because they need to have cash on hand to redeem shares or pay for upcoming investments. In addition, the fund's performance includes the maximum initial sales charge, all fund expenses and account fees. If the fund's costs had been applied to the indices, their performance would have been lower. Please remember that an index is simply a measure of performance and cannot be invested in directly.

1. This index includes mainly large-cap U.S. stocks.
2. This index includes large-cap international stocks in 20 developed and developing countries.
3. This index includes U.S. government bonds, and investment grade debt of U.S. corporations.
4. This index includes the average yield of the 13 most recent 91-day U.S. Treasury bills. Source: Micropal.


GRAPHIC MATERIAL 9 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Franklin Templeton Growth Target Fund - Class II
Period ended 7/31/97
                                                  Since Inception
                                                    (12/31/96)
Cumulative Total Return1                                 13.00%
Aggregate Total Return2                                  10.89%
Value of $10,000 Investment3                            $11,089


1. Cumulative total return measures the change in value of an investment over the period indicated and does not include sales charges.
2. Aggregate total return measures the change in value of an investment over the period indicated and includes the 1.00% initial sales charge and the 1.00% contingent deferred sales charge applicable to shares redeemed within 18 months of purchase. Since the fund has existed for less than one year, average annual total returns are not provided. See Note below.
3. This figure represents the value of a hypothetical $10,000 investment in the fund over the period indicated and includes all sales charges.
Note: The fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments to reduce the fund's direct operating expenses so that the fund's direct operating expenses do not exceed 1.50%. Absent this agreement, this fund's direct operating expenses would have been higher and the aggregate total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Trustees, under conditions noted in the fund's prospectus.
Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Statement of Investments in Securities and Net Assets, July 31, 1997



                                                                                                           VALUE
   SHARES     Franklin Templeton Conservative Target Fund                                                 (NOTE1)
            a Mutual Funds  101.1%

  199,614     Franklin AGE High Income Fund ..................................................         $ 596,846
   18,922     Franklin Growth Fund ...........................................................           514,673
    9,379     Franklin Real Estate Securities Fund ...........................................           160,937
    5,497     Franklin Small Cap Growth Fund .................................................           130,498
   13,243     Franklin Templeton German Government Bond Fund .................................           144,613
   11,350     Franklin Templeton Hard Currency Fund ..........................................           112,248
   58,176     Franklin U.S. Government Securities Fund .......................................           402,581
   24,478     Franklin Utilities Fund ........................................................           244,533
    3,119     Franklin Value Fund ............................................................            73,582
   35,140     Mutual Discovery Fund ..........................................................           704,565
   21,787     Mutual Shares Fund .............................................................           479,751
    5,112     Templeton Developing Markets Trust .............................................            98,198
   21,497     Templeton Foreign Fund .........................................................           255,175
   70,207     Templeton Global Bond Fund .....................................................           692,948
    6,034     Templeton Global Smaller Companies Fund ........................................            57,802
                                                                                                   -------------
                    Total Long Term Investments (Cost $4,458,916) ............................         4,668,950
                                                                                                   -------------
     FACE
   AMOUNT
            b Receivables from Repurchase Agreements  0.3%
  $13,289     Joint Repurchase Agreement, 5.753%, 08/01/97, (Maturity Value $12,707) (Cost $12,705)
               Aubrey G. Lanston & Co., Inc., (Maturity Value $1,137)
               Collateral: U.S. Treasury Notes, 5.50% - 6.875%, 05/31/99 - 04/30/01
               Bear, Stearns & Co., Inc., (Maturity Value $1,137)
               Collateral: U.S. Treasury Notes, 5.625% - 7.875%, 06/30/98 - 05/15/02
               Chase Securities, Inc., (Maturity Value $625)
               Collateral: U.S. Treasury Notes, 5.75% - 6.00%, 10/31/97 - 05/31/98
               CIBC Wood Gundy Securities Corp., (Maturity Value $1,137)
               Collateral: U.S. Treasury Bills, 09/11/97
              U.S. Treasury Notes, 5.25% - 6.125%, 12/31/97 - 04/30/98 Daiwa
               Securities America, Inc., (Maturity Value $1,137) Collateral:
               U.S. Treasury Notes, 5.50% - 6.375%, 11/15/98 - 12/31/01
               Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value
               $1,137) Collateral: U.S. Treasury Notes, 6.125% - 8.25%,
               02/15/98 - 11/15/01 Dresdner Kleinwort Benson North America,
               L.L.C., (Maturity Value $712) Collateral: U.S. Treasury Notes,
               4.75% - 5.875%, 08/31/98 - 10/31/98 Fuji Securities, Inc.,
               (Maturity Value $1,137) Collateral: U.S. Treasury Notes, 5.50%
               - 7.50%, 09/30/97 - 11/15/01 Greenwich Capital Markets, Inc.,
               (Maturity Value $1,137) Collateral: U.S. Treasury Notes,
               7.25%, 02/15/98

               SBC Warburg, Inc., (Maturity Value $1,137)
               Collateral: U.S. Treasury Notes, 5.125% - 7.75%, 10/15/98 - 01/31/00
               The Nikko Securities Co. International, Inc., (Maturity Value $1,137)
               Collateral: U.S. Treasury Notes, 4.75% - 9.125%, 10/15/97 - 07/31/00
               UBS Securities, L.L.C., (Maturity Value $1,137)
               Collateral: U.S. Treasury Notes, 5.625% - 6.375%, 07/31/98 - 03/31/01 .........          $ 12,705
                                                                                                   -------------
                        Total Investments (Cost $4,471,621)  101.4% ..........................         4,681,655
                        Liabilities in Excess of Other Assets  (1.4)% ........................           (62,824)
                                                                                                   -------------
                        Net Assets  100.0% ...................................................        $4,618,831
                                                                                                   =============
              At July 31, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $4,475,215 was as follows:
                Aggregate gross unrealized appreciation for all investments in which there was
               an excess of value over tax cost ..............................................         $ 222,939
                Aggregate gross unrealized depreciation for all investments in which there was
               an excess of tax cost over value ..............................................           (16,499)
                                                                                                   -------------
                Net unrealized appreciation ..................................................         $ 206,440
                                                                                                   =============


PORTFOLIO ABBREVIATIONS:
L.L.C. - Limited Liability Corp.

aAll investments in the underlying funds are in Advisor Class or Class Z shares of those funds. Such shares carry no sales charges or distribution fees. bFace amount for repurchase agreements is for the underlying collateral. See Note 1(g) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Statement of Investments in Securities and Net Assets, July 31, 1997




                                                                                                        VALUE
 SHARES       Franklin Templeton Moderate Target Fund                                                  (NOTE1)
            a Mutual Funds  99.2%

  389,652     Franklin AGE High Income Fund ..................................................       $ 1,165,061
   38,217     Franklin Equity Fund ...........................................................           420,011
   98,093     Franklin Growth Fund ...........................................................         2,668,145
   33,850     Franklin Natural Resources Fund ................................................           537,213
   20,044     Franklin Real Estate Securities Fund ...........................................           343,967
   12,971     Franklin Small Cap Growth Fund .................................................           307,937
   39,065     Franklin Templeton German Government Bond Fund .................................           426,593
      507     Franklin Templeton Hard Currency Fund ..........................................             5,018
   68,327     Franklin U.S. Government Securities Fund .......................................           472,827
   22,592     Franklin Utilities Fund ........................................................           225,700
   10,360     Franklin Value Fund ............................................................           244,394
   95,462     Mutual Discovery Fund ..........................................................         1,914,029
   40,310     Mutual Shares Fund .............................................................           887,634
   15,167     Templeton Developing Markets Trust .............................................           291,372
   52,745     Templeton Foreign Fund .........................................................           626,091
   23,077     Templeton Global Bond Fund .....................................................           227,777
   35,622     Templeton Global Smaller Companies Fund ........................................           341,261
                                                                                                   -------------
                    Total Long Term Investments (Cost $10,459,620)............................        11,105,030
                                                                                                   -------------

  FACE
 AMOUNT
            b Receivables from Repurchase Agreements  0.3%
  $28,793     Joint Repurchase Agreement, 5.753%, 08/01/97, (Maturity Value $28,566) (Cost $28,562)
               Aubrey G. Lanston & Co., Inc., (Maturity Value $2,556)
               Collateral: U.S. Treasury Notes, 5.50% - 6.875%, 05/31/99 - 04/30/01
               Bear, Stearns & Co., Inc., (Maturity Value $2,556)
               Collateral: U.S. Treasury Notes, 5.625% - 7.875%, 06/30/98 - 05/15/02
               Chase Securities, Inc., (Maturity Value $1,403)
               Collateral: U.S. Treasury Notes, 5.75% - 6.00%, 10/31/97 - 05/31/98
               CIBC Wood Gundy Securities Corp., (Maturity Value $2,556)
               Collateral: U.S. Treasury Bills, 09/11/97
              U.S. Treasury Notes, 5.25% - 6.125%, 12/31/97 - 04/30/98
               Daiwa Securities America, Inc., (Maturity Value $2,556)
               Collateral: U.S. Treasury Notes, 5.50% - 6.375%, 11/15/98 - 12/31/01
               Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $2,556)
              Collateral: U.S. Treasury Notes, 6.125% - 8.25%, 02/15/98 - 11/15/01
               Dresdner Kleinwort Benson North America, L.L.C., (Maturity Value $1,598)
               Collateral: U.S. Treasury Notes, 4.75% - 5.875%, 08/31/98 - 10/31/98
               Fuji Securities, Inc., (Maturity Value $2,557)
               Collateral: U.S. Treasury Notes, 5.50% - 7.50%, 09/30/97 - 11/15/01
               Greenwich Capital Markets, Inc., (Maturity Value $2,557)
               Collateral: U.S. Treasury Notes, 7.25%, 02/15/98

               SBC Warburg, Inc., (Maturity Value $2,557)
               Collateral: U.S. Treasury Notes, 5.125% - 7.75%, 10/15/98 - 01/31/00
               The Nikko Securities Co. International, Inc., (Maturity Value $2,557)
               Collateral: U.S. Treasury Notes, 4.75% - 9.125%, 10/15/97 - 07/31/00
               UBS Securities, L.L.C., (Maturity Value $2,557)
               Collateral: U.S. Treasury Notes, 5.625% - 6.375%, 07/31/98 - 03/31/01 .........          $ 28,562
                                                                                                   -------------
                        Total Investments (Cost $10,488,182)  99.5%...........................        11,133,592
                        Other Assets and Liabilities, Net  0.5%...............................            59,362
                                                                                                   -------------
                        Net Assets  100.0%....................................................       $11,192,954
                                                                                                   =============
              At July 31, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $10,537,609 was as follows:
                Aggregate gross unrealized appreciation for all investments in which there was an
               excess of value over tax cost .................................................         $ 637,898
                Aggregate gross unrealized depreciation for all investments in which there was an
               excess of tax cost over value .................................................           (41,915)
                                                                                                   -------------
                Net unrealized appreciation ..................................................         $ 595,983
                                                                                                   =============

PORTFOLIO ABBREVIATIONS:
L.L.C. - Limited Liability Corp.

aAll investments in the underlying funds are in Advisor Class or Class Z shares of those funds. Such shares carry no sales charges or distribution fees. bFace amount for repurchase agreements is for the underlying collateral. See Note 1(g) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Statement of Investments in Securities and Net Assets, July 31, 1997



                                                                                                        VALUE
 SHARES       Franklin Templeton Growth Target Fund                                                    (NOTE1)
            a Mutual Funds  99.6%

  153,452     Franklin AGE High Income Fund ..................................................         $ 458,821
  123,948     Franklin Growth Fund ...........................................................         3,371,378
  108,953     Franklin Natural Resources Fund ................................................         1,729,083
   22,479     Franklin Real Estate Securities Fund ...........................................           385,735
   20,381     Franklin Small Cap Growth Fund .................................................           483,839
   46,429     Franklin Templeton German Government Bond Fund .................................           507,008
   81,562     Franklin U.S. Government Securities Fund .......................................           564,406
   24,080     Franklin Utilities Fund ........................................................           240,560
   32,186     Franklin Value Fund ............................................................           759,274
  137,473     Mutual Discovery Fund ..........................................................         2,756,336
   38,094     Mutual Shares Fund .............................................................           838,838
   22,732     Templeton Developing Markets Trust .............................................           436,690
  103,051     Templeton Foreign Fund .........................................................         1,223,209
   57,329     Templeton Global Smaller Companies Fund ........................................           549,214
                                                                                                   -------------
                    Total Long Term Investments (Cost $13,534,178)............................        14,304,391
                                                                                                   -------------
     FACE
   AMOUNT
            b Receivables from Repurchase Agreements  0.4%
  $62,015     Joint Repurchase Agreement, 5.753%, 08/01/97, (Maturity Value $62,084) (Cost $62,074)
               Aubrey G. Lanston & Co., Inc., (Maturity Value $5,556)
               Collateral: U.S. Treasury Notes, 5.50% - 6.875%, 05/31/99 - 04/30/01
               Bear, Stearns & Co., Inc., (Maturity Value $5,556)
               Collateral: U.S. Treasury Notes, 5.625% - 7.875%, 06/30/98 - 05/15/02
               Chase Securities, Inc., (Maturity Value $3,050)
               Collateral: U.S. Treasury Notes, 5.75% - 6.00%, 10/31/97 - 05/31/98
               CIBC Wood Gundy Securities Corp., (Maturity Value $5,556)
               Collateral: U.S. Treasury Bills, 09/11/97
              U.S. Treasury Notes, 5.25% - 6.125%, 12/31/97 - 04/30/98
               Daiwa Securities America, Inc., (Maturity Value $5,556)
               Collateral: U.S. Treasury Notes, 5.50% - 6.375%, 11/15/98 - 12/31/01
               Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $5,556)
               Collateral: U.S. Treasury Notes, 6.125% - 8.25%, 02/15/98 - 11/15/01
               Dresdner Kleinwort Benson North America, L.L.C., (Maturity Value $3,474)
               Collateral: U.S. Treasury Notes, 4.75% - 5.875%, 08/31/98 - 10/31/98
               Fuji Securities, Inc., (Maturity Value $5,556)
               Collateral: U.S. Treasury Notes, 5.50% - 7.50%, 09/30/97 - 11/15/01
               Greenwich Capital Markets, Inc., (Maturity Value $5,556)
               Collateral: U.S. Treasury Notes, 7.25%, 02/15/98

               SBC Warburg, Inc., (Maturity Value $5,556)
               Collateral: U.S. Treasury Notes, 5.125% - 7.75%, 10/15/98 - 01/31/00
               The Nikko Securities Co. International, Inc., (Maturity Value $5,556)
               Collateral: U.S. Treasury Notes, 4.75% - 9.125%, 10/15/97 - 07/31/00
               UBS Securities, L.L.C., (Maturity Value $5,556)
               Collateral: U.S. Treasury Notes, 5.625% - 6.375%, 07/31/98 - 03/31/01 .........          $ 62,074
                                                                                                   -------------
                        Total Investments (Cost $13,596,252)  100.0% .........................        14,366,465
                        Other Assets and Liabilities, Net ....................................             3,959
                                                                                                   -------------
                        Net Assets  100.0% ...................................................       $14,370,424
                                                                                                   =============
              At July 31, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $13,606,373 was as follows:
                Aggregate gross unrealized appreciation for all investments in which
               there was an excess of value over tax cost ....................................         $ 792,155
                Aggregate gross unrealized depreciation for all investments in which
               there was an excess of tax cost over value ....................................           (32,063)
                                                                                                   -------------
                Net unrealized appreciation ..................................................         $ 760,092
                                                                                                   =============

PORTFOLIO ABBREVIATIONS:
L.L.C. - Limited Liability Corp.

aAll investments in the underlying funds are in Advisor Class or Class Z shares of those funds. Such shares carry no sales charges or distribution fees. bFace amount for repurchase agreements is for the underlying collateral. See Note 1(g) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements

Statements of Assets and Liabilities
July 31, 1997



                                                          Franklin TempletonFranklin TempletonFranklin Templeton
                                                             Conservative      Moderate         Growth
                                                              Target Fund     Target Fund     Target Fund
                                                       ----------------------------------------------------------
Assets:
 Investments in securities:
  At identified cost                                            $4,458,916     $10,459,620    $13,534,178
                                                       ==========================================================
  At value                                                       4,668,950      11,105,030     14,304,391
 Receivables from repurchase
 agreements, at value and cost                                      12,705          28,562         62,074
 Cash                                                                8,844          76,512         17,621
 Receivables:
  Capital shares sold                                                  369          29,705         48,199
  From affiliates                                                   28,446          17,756         26,608
 Unamortized offering costs                                          9,977           9,977          9,977
 Unamortized organization costs                                     60,361          60,361         60,361
                                                       ----------------------------------------------------------
      Total assets                                               4,789,652      11,327,903     14,529,231
                                                       ----------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased                                       --          15,998         50,000
  Capital shares repurchased                                        69,820              --             --
  Distribution fees                                                  5,935          12,120         10,480
  Organization costs                                                68,333          68,333         68,333
  Offering costs                                                    23,946          23,946         23,946
 Accrued expenses
 and other liabilities                                               2,787          14,552          6,048
                                                       ----------------------------------------------------------
      Total liabilities                                            170,821         134,949        158,807
                                                       ----------------------------------------------------------
Net assets, at value                                            $4,618,831     $11,192,954    $14,370,424
                                                       ==========================================================
Net assets consist of:
 Undistributed net investment income                              $ 29,104        $ 92,415       $ 55,207
 Net unrealized appreciation on investments                        210,034         645,410        770,213
 Accumulated net realized
 gain (loss) from investments                                        1,422         608,185        (10,238)
 Class I capital shares                                          1,529,464       5,418,048      9,128,579
 Class II capital shares                                         2,848,807       4,428,896      4,426,663
                                                       ----------------------------------------------------------
Net assets, at value                                            $4,618,831     $11,192,954    $14,370,424
                                                       ==========================================================



                                                          Franklin TempletonFranklin TempletonFranklin Templeton
                                                             Conservative      Moderate         Growth
                                                              Target Fund     Target Fund     Target Fund
                                                       ----------------------------------------------------------
Class I Shares:
 Net assets, at value                                           $1,609,236     $ 6,497,938    $ 9,637,794
                                                       ==========================================================
 Shares outstanding                                                148,049         577,198        850,786
                                                       ==========================================================
 Net asset value per share*                                         $10.87          $11.26         $11.33
                                                       ==========================================================
 Maximum offering price per share
 (100/95.5 of net asset value per share)                            $11.38          $11.79         $11.86
                                                       ==========================================================
Class II Shares:
 Net assets, at value                                           $3,009,595     $ 4,695,016    $ 4,732,630
                                                       ==========================================================
 Shares outstanding                                                278,499         420,721        418,893
                                                       ==========================================================
 Net asset value per share*                                         $10.81          $11.16         $11.30
                                                       ==========================================================
 Maximum offering price per share
 (100/99 of net asset value per share)                              $10.92          $11.27         $11.41
                                                       ==========================================================

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)



Statements of Operations
for the period December 31, 1996 (effective date) to July 31, 1997


                                                          Franklin TempletonFranklin TempletonFranklin Templeton
                                                             Conservative      Moderate         Growth
                                                              Target Fund     Target Fund     Target Fund
                                                       ----------------------------------------------------------
Investment income:
 Dividends                                                       $ 45,999       $ 173,723        $ 76,690
 Interest (Note 1)                                                    576          11,424           1,895
                                                       ----------------------------------------------------------
                                                                   46,575         185,147          78,585
                                                       ----------------------------------------------------------
Expenses:
 Asset allocation fees (Note 7)                                     2,583          13,870           5,826
 Distribution fees - Class I (Note 7)                                 302           7,802           3,381
 Distribution fees - Class II (Note 7)                              6,849           8,925           8,541
 Shareholder servicing costs (Note 7)                               1,434           3,117           5,120
 Amortization of offering costs                                    13,969          13,969          13,969
 Amortization of organization costs                                 7,972           7,972           7,972
 Registration and filing fees                                       6,575           5,500           4,800
 Professional fees                                                  2,558          13,597           5,665
 Reports to shareholders                                            1,009           1,580           1,698
 Other                                                                507             598             505
 Asset allocation fees
 waived by manager (Note 7)                                        (2,583)        (13,870)         (5,826)
 Other expenses assumed by manager                                (28,871)        (18,724)        (28,273)
                                                       ----------------------------------------------------------
      Total expenses                                               12,304          44,336          23,378
                                                       ----------------------------------------------------------
       Net investment income                                       34,271         140,811          55,207
                                                       ----------------------------------------------------------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss)                                           1,422         608,185         (10,238)
 Net unrealized appreciation                                      210,034         645,410         770,213
                                                       ----------------------------------------------------------
Net realized and unrealized gain on investments                   211,456       1,253,595         759,975
                                                       ----------------------------------------------------------
Net increase in net assets resulting from operations             $245,727      $1,394,406        $815,182
                                                       ==========================================================

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)



Statements of Changes in Net Assets
for the period December 31, 1996 (effective date) to July 31, 1997


                                                          Franklin TempletonFranklin TempletonFranklin Templeton
                                                             Conservative      Moderate         Growth
                                                              Target Fund     Target Fund     Target Fund
                                                       ----------------------------------------------------------
                                                                 1997            1997            1997
                                                       ----------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                                          $ 34,271       $ 140,811        $ 55,207
  Net realized gain (loss)
 from security transactions                                         1,422         608,185         (10,238)
  Net unrealized appreciation on investments                      210,034         645,410         770,213
                                                       ----------------------------------------------------------
      Net increase in net assets
 resulting from operations                                        245,727       1,394,406         815,182
Distributions to shareholders from
 undistributed net investment income:
 Class I                                                           (2,504)        (44,458)             --
 Class II                                                          (2,663)         (3,938)             --
Increase in net assets from
 capital share transactions (Note 4)                            4,338,271       9,806,944      13,515,242
                                                       ----------------------------------------------------------
      Net increase in net assets                                4,578,831      11,152,954      14,330,424
Net assets:
 Beginning of period                                               40,000          40,000          40,000
                                                       ----------------------------------------------------------
 End of period                                                 $4,618,831     $11,192,954     $14,370,424
                                                       ==========================================================
Undistributed net investment income included in net assets:
 Beginning of period                                                  $--             $--             $--
                                                       ==========================================================
 End of period                                                   $ 29,104        $ 92,415        $ 55,207
                                                       ==========================================================


The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements


1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is an open-end management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The Trust consists of three separate non-diversified series (the Funds): Franklin Templeton Conservative Target Fund (the Conservative Target Fund), Franklin Templeton Moderate Target Fund (the Moderate Target
Fund), and Franklin Templeton Growth Target Fund (the Growth Target Fund). Each of the Funds issues a separate series of the Trust's shares and maintains a totally separate investment portfolio. The investment objective of each Fund is to seek the highest level of long-term total return that is consistent with an acceptable level of risk.

The Funds offer two classes of shares, Class I and Class II. Class I shares are sold with a higher front-end sales charge than Class II shares. Each class of shares may be subject to a contingent deferred sales charge and has the same rights, except with respect to the effect of the respective sales charges, the distribution fees borne by each class, voting rights on matters affecting a single class and the exchange privilege of each class.

The Funds invest primarily in open-end investment companies that are members of the Franklin Templeton Group of Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. At any point in time, it can be expected that each Fund will invest in a different combination of Underlying Funds, reflecting the different levels of risk and return each Fund seeks.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

b. Income Taxes:

The Funds intend to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to shareholders which will be sufficient to relieve the Funds from income and excise taxes. Each Fund is treated as a separate entity in the determination of compliance with the Internal Revenue Code.

c. Security Transactions:

Investments in the Underlying Funds are accounted for on the date the Underlying Funds are purchased or sold (trade date). Realized gains and losses on investments in the Underlying Funds are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative portion of net assets of each class.


1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Accounting Estimates:

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f. Expense Allocation:

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

g. Repurchase Agreements:

The Funds may enter into joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements with government securities dealers recognized by the Federal Reserve Board and/or member banks of the Federal Reserve System. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by underlying U.S. government securities, which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At July 31, 1997, all outstanding repurchase agreements held by the Funds had been entered into on that date.


2. ORGANIZATION COSTS

The organization costs of the Funds are amortized on a straight-line basis over a period of five years from the effective date of registration under the Securities Act of 1933. In the event Franklin Resources, Inc. (Resources) (which was the sole shareholder prior to effective date) redeems its initial shares within the five-year period, the pro-rata share of the then-unamortized deferred organization costs will be deducted from the redemption price paid to Resources. New investors purchasing shares of the Fund subsequent to that date bear such costs during the amortization period only as such charges are accrued daily against investment income. Franklin Advisers, Inc. (Advisers), the Funds' investment manager, advanced the organization costs of each of the Funds.


3. OFFERING COSTS

The offering costs of the Funds are amortized on a straight-line basis over a period of twelve months from the effective date of registration under the Securities Act of 1933. Advisers advanced the offering costs of each of the Funds.


4. CAPITAL STOCK

At July 31, 1997, there was an unlimited number of $.01 par value shares of beneficial interest authorized. Transactions in each of the Fund's shares for the seven months ended July 31, 1997 were as follows:



                                  Franklin Templeton                   Franklin Templeton                 Franklin Templeton
                                     Conservative                           Moderate                            Growth
                                      Target Fund                          Target Fund                        Target Fund
                         ---------------------------------------------------------------------------------------------------------
                                 Shares        Amount                 Shares        Amount               Shares         Amount
                         ---------------------------------------------------------------------------------------------------------

Class I Shares:
1997
 Shares sold                   147,156      $1,521,029             2,285,701      $23,471,335          1,057,498      $11,368,939
 Shares issued
 in reinvestment
 of distributions                  237           2,481                 4,211           44,361                 --               --
 Shares redeemed                (1,344)        (14,046)           (1,714,714)     (18,117,648)          (208,712)      (2,260,360)
                         ---------------------------------------------------------------------------------------------------------
 Net increase                  146,049      $1,509,464               575,198     $  5,398,048            848,786      $ 9,108,579
                         =========================================================================================================
Class II Shares:
1997
 Shares sold                   290,216      $2,972,947               445,681     $  4,698,104            424,731      $ 4,492,477
 Shares issued
 in reinvestment
 of distributions                  254           2,624                   369            3,934                 --               --
 Shares redeemed               (13,971)       (146,764)              (27,329)        (293,142)            (7,838)         (85,814)
                         ---------------------------------------------------------------------------------------------------------
 Net increase                  276,499      $2,828,807               418,721     $  4,408,896            416,893      $ 4,406,663
                         =========================================================================================================

5. DISTRIBUTIONS AND CAPITAL LOSS CARRYOVERS

At July 31, 1997, for tax purposes, the Funds had accumulated net realized capital gains or capital loss carryovers as follows:

                                 Franklin    Franklin
                                 Templeton   Templeton
                               Conservative  Moderate
                                Target Fund Target Fund
Accumulated net realized gains   $5,016       $657,612


                                             Franklin
                                             Templeton
                                              Growth
                                            Target Fund
Capital loss carryover expiring in 2005          $117



For tax purposes, the aggregate cost of securities is higher (and unrealized appreciation is lower) than for financial reporting purposes at July 31, 1997 by $3,594 in the Conservative Target Fund, $49,427 in the Moderate Target Fund, and $10,121 in the Growth Target Fund.


6. PURCHASES AND SALES OF SECURITIES

Purchases and sales of the Underlying Funds for the period ended July 31, 1997, were as follows:

                     Franklin           Franklin          Franklin
                     Templeton          Templeton         Templeton
                   Conservative         Moderate           Growth
                    Target Fund        Target Fund       Target Fund
                 -----------------------------------------------------
Purchases          $5,143,427          $35,153,173      $16,852,402
Sales               $ 685,933          $25,301,738      $ 3,307,986


7. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

a. Investment Advisory and Asset Allocation Agreement:

Under the terms of an investment advisory and asset allocation agreement, Advisers provides asset allocation advice and receives fees computed monthly at 0.25% of each Fund's average daily net assets.

For the period ended July 31, 1997, Advisers agreed in advance to waive asset allocation fees and assume payment of other expenses as noted in the Statement of Operations.

b. Administrative Services:

Under the terms of an administration agreement, Franklin Templeton Services, Inc. (FT Services) provides certain administrative services and facilities for the Fund at no charge.

c. Shareholder Services Agreement:

Under the terms of a shareholder service agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds pay costs on a per shareholder account basis. Shareholder servicing costs incurred by the Funds for the period ended July 31, 1997, aggregated $9,671, all of which was paid to Investor Services.

d. Distribution Plans and Underwriting Agreement:

Under the terms of distribution plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the Plans), the Funds reimburse Franklin/Templeton Distributors, Inc. (Distributors), in an amount up to a maximum of 0.25% per annum for Class I and 1.00% per annum for Class II, of the average daily net assets of such class for the Funds, for costs incurred in the promotion, offering and marketing of the Funds' shares. The Plans do not permit nor require payments of excess costs after termination. Fees incurred by the Funds under the Plans aggregated $35,800 for the period ended July 31, 1997.

In its capacity as underwriter for the shares of the Funds, Distributors receives commissions on sales of the Funds' shares of beneficial interest. Commissions are deducted from the gross proceeds received from the sale of the shares of the Funds, and as such are not expenses of the Funds. Distributors may also make payments, out of its own resources, to the dealers for certain sales of the Funds' shares. Commissions received by Distributors, the amounts paid to other dealers and any applicable contingent deferred sales charges (CDSC) for the period ended July 31, 1997, were as follows:


7. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (cont.)

d. Distribution Plans and Underwriting Agreement: (cont.)



                                        Franklin          Franklin          Franklin
                                        Templeton         Templeton         Templeton
                                      Conservative        Moderate           Growth
                                       Target Fund       Target Fund       Target Fund
                                   -----------------------------------------------------
Total commissions received,
 including CDSC                          $51,508         $100,721          $127,175
Paid to other dealers                    $61,571         $107,697          $134,929
CDSC                                     $ 1,164          $ 2,377             $ 500

e. Other Affiliated Parties and Transactions:

Certain officers and directors of the Trust are also officers and/or directors of Advisers, FT Services, Investor Services, and Distributors, all wholly-owned subsidiaries of Resources and the Underlying Funds.


8. FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period by Fund are as follows:


                        Per Share Operating Performance                               Ratios/Supplemental Data
                                                                                                                  Ratio
                                 Net                 Distri-             Net                Net                  of Net
           Net Asset   Net   Realized &    Total     butions            Asset             Assets    Ratio of   Investment
  Year     Value at  Invest- Unrealized    From     From Net   Total    Value             at End    Expenses     Income   Portfolio
  Ended    Beginning  ment     Gain on  Investment Investment Distri-  at End    Total   of Period to Average  to Average  Turnover
July 31,   of Period Income  Securities Operations   Income   butions of Period Return+ (in 000's)Net Assets++ Net Assets    Rate


Franklin Templeton Conservative Target Fund
Class I Shares:
1997**      $10.00     $.12     $ .80      $ .92      $(.05)   $(.05)   $10.87    9.21%   $1,609       0.59%*      3.93%*   33.30%
Class II Shares:
1997**       10.00      .10       .75        .85       (.04)    (.04)    10.81    8.48     3,010       1.48*       3.04*    33.30
Franklin Templeton Moderate Target Fund
Class I Shares:
1997**       10.00      .17      1.13       1.30       (.04)    (.04)    11.26   13.05     6,498       0.67*       2.69*   264.78
Class II Shares:
1997**       10.00      .07      1.11       1.18       (.02)    (.02)    11.16   11.84     4,695       1.50*       1.86*   264.78
Franklin Templeton Growth Target Fund
Class I Shares:
1997**       10.00      .05      1.28       1.33      --       --        11.33   13.30     9,638       0.73*       2.65*    65.52
Class II Shares:
1997**       10.00      .04      1.26       1.30      --       --        11.30   13.00     4,733       1.49*       1.89*    65.52

*Annualized
**For the period December 31, 1996 (effective date) to July 31, 1997.

8. FINANCIAL HIGHLIGHTS (cont.)

+Total return measures the change in value of an investment over the period indicated. It is not annualized. It does not include the maximum front-end sales charge or contingent deferred sales charge, and assumes reinvestment of dividends and capital gains at net asset value.

++During the periods indicated, Advisers agreed in advance to waive the asset allocation fees and made payments of other expenses incurred by the Funds. Had such action not been taken, the ratio of expenses to average net assets would have been as follows:

                                             Ratio of
                                            Expenses to
                                             Average
                                            Net Assets
Franklin Templeton Conservative Target Fund
Class I Shares:
1997**                                        3.64%*
Class II Shares:
1997**                                        4.53*
Franklin Templeton Moderate Target Fund
Class I Shares:
1997**                                        1.26*
Class II Shares:
1997**                                        2.09*
Franklin Templeton Growth Target Fund
Class I Shares:
1997**                                        2.19*
Class II Shares:
1997**                                        2.95*


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Report of Independent Auditors

To the Shareholders and Board of Trustees of Franklin Templeton Fund Allocator Series:

We have audited the accompanying statements of assets and liabilities of the three Funds comprising the Franklin Templeton Fund Allocator Series, including each Fund's statement of investments in securities and net assets, as of July 31, 1997, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period December 31, 1996 (effective date) to July 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of July 31, 1997, through inspection of the underlying Funds' transfer agent records. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Franklin Templeton Fund Allocator Series as of July 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the period December 31, 1996 (effective date) to July 31, 1997, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

San Francisco, California

September 11, 1997





Franklin Templeton Fund Allocator Annual Report July 31, 1997.

APPENDIX

DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in pie format the asset allocation of the Franklin Templeton Conservative Target Fund's securities on July 31, 1997, based on total net assets.

Asset Allocation on July 31, 1997

U.S. Equities                                      32%
International Equities                             14%
U.S. Fixed Income Securities                       27%
International Fixed Income Securities              13%
Short-Term Obligations and Other Net Assets        14%

GRAPHIC MATERIAL (2)

The following line graph hypothetically compares the performance of the Franklin Templeton Conservative Target Fund Class I shares to that of the 91-day U.S. Treasury Bill Index, the MSCI-EAFE Index, the Lehman Brothers
Government/Corporate Bond Index, and the S&P 500 Stock Index, based on a $10,000 investment from 12/31/96 to 7/31/97.

Period Ending   Fund      S&P 500    MSCI-EAFE       LBGC  U.S. T-Bills

                                              MSCI EAFE       LB         U.S.
                FT CONSERVATIVE                 (NET     GOV'T./CORP.  TREASURY
    DATE    TARGET FUND - CLASS I  S&P 500   DIVIDENDS)   BOND INDEX    BILLS
    ----        --------------     -------   ----------   ----------    -----
 12/31/1996         $9,551         $10,000     $10,000     $10,000     $10,000
  1/31/1997         $9,704         $10,625     $9,650      $10,012     $10,045
  2/28/1997         $9,713         $10,708     $9,808      $10,033     $10,083
  3/31/1997         $9,600         $10,268     $9,844       $9,914     $10,126
  4/30/1997         $9,629         $10,881     $9,896      $10,058     $10,169
  5/31/1997         $9,945         $11,543     $10,540     $10,152     $10,224
  6/30/1997         $10,162        $12,061     $11,121     $10,274     $10,272
  7/31/1997         $10,430        $13,021     $11,301     $10,588     $10,316


GRAPHIC MATERIAL (3)

The following line graph hypothetically compares the performance of the Franklin Templeton Conservative Target Fund Class II shares to that of the 91-day U.S. Treasury Bill Index, the MSCI-EAFE Index, the Lehman Brothers
Government/Corporate Bond Index, and the S&P 500 Stock Index, based on a $10,000 investment from 12/31/96 to 7/31/97.

Period Ending   Fund      S&P 500    MSCI-EAFE       LBGC  U.S. T-Bills

                                              MSCI EAFE      LB         U.S.
                FT CONSERVATIVE                 (NET     GOV'T./CORP. TREASURY
    DATE      TARGET FUND- CLASS II S&P 500   DIVIDENDS)  BOND INDEX    BILLS
 12/31/1996         $9,901         $10,000     $10,000     $10,000    $10,000
  1/31/1997         $10,059        $10,625     $9,650      $10,012    $10,045
  2/28/1997         $10,050        $10,708     $9,808      $10,033    $10,083
  3/31/1997         $9,899         $10,268     $9,844      $9,914     $10,126
  4/30/1997         $9,929         $10,881     $9,896      $10,058    $10,169
  5/31/1997         $10,257        $11,543     $10,540     $10,152    $10,224
  6/30/1997         $10,472        $12,061     $11,121     $10,274    $10,272
  7/31/1997         $10,641        $13,021     $11,301     $10,588    $10,316


GRAPHIC MATERIAL (4)

This chart shows in pie format the asset allocation of the Franklin Templeton Moderate Target Fund's securities on July 31, 1997, based on total net assets.

Asset Allocation on July 31, 1997

U.S. Equities                                      45%
International Equities                             18%
U.S. Fixed Income Securities                       15%
International Fixed Income Securities              5%
Short-Term Obligations and Other Net Assets        17%

GRAPHIC MATERIAL (5)

The following line graph hypothetically compares the performance of the Franklin Templeton Moderate Target Fund Class I shares to that of the 91-day U.S. Treasury Bill Index, the MSCI-EAFE Index, the Lehman Brothers
Government/Corporate Bond Index, and the S&P 500 Stock Index, based on a $10,000 investment from 12/31/96 to 7/31/97.

Period Ending   Fund      S&P 500    MSCI-EAFE       LBGC  U.S. T-Bills

                 FT MODERATE                 MSCI EAFE      LB         U.S.
                 TARGET FUND-                  (NET     GOV'T./CORP. TREASURY
    DATE          CLASS I         S&P 500   DIVIDENDS)  BOND INDEX    BILLS
 12/31/1996         $9,551        $10,000     $10,000     $10,000    $10,000
  1/31/1997         $9,799        $10,625     $9,650      $10,012    $10,045
  2/28/1997         $9,799        $10,708     $9,808      $10,033    $10,083
  3/31/1997         $9,717        $10,268     $9,844      $9,914     $10,126
  4/30/1997         $9,803        $10,881     $9,896      $10,058    $10,169
  5/31/1997        $10,196        $11,543     $10,540     $10,152    $10,224
  6/30/1997        $10,424        $12,061     $11,121     $10,274    $10,272
  7/31/1997        $10,798        $13,021     $11,301     $10,588    $10,316


GRAPHIC MATERIAL (6)

The following line graph hypothetically compares the performance of the Franklin Templeton Moderate Target Fund Class II shares to that of the 91-day U.S. Treasury Bill Index, the MSCI-EAFE Index, the Lehman Brothers
Government/Corporate Bond Index, and the S&P 500 Stock Index, based on a $10,000 investment from 12/31/96 to 7/31/97.

Period Ending   Fund      S&P 500    MSCI-EAFE       LBGC  U.S. T-Bills

                 FT MODERATE                 MSCI EAFE       LB         U.S.
                 TARGET FUND                   (NET      GOV'T./CORP. TREASURY
    DATE          CLASS II        S&P 500    DIVIDENDS)  BOND INDEX    BILLS
 12/31/1996         $9,901        $10,000     $10,000      $10,000    $10,000
  1/31/1997        $10,158        $10,625      $9,650      $10,012    $10,045
  2/28/1997        $10,149        $10,708      $9,808      $10,033    $10,083
  3/31/1997        $10,001        $10,268      $9,844      $9,914     $10,126
  4/30/1997        $10,080        $10,881      $9,896      $10,058    $10,169
  5/31/1997        $10,477        $11,543     $10,540      $10,152    $10,224
  6/30/1997        $10,707        $12,061     $11,121      $10,274    $10,272
  7/31/1997        $10,975        $13,021     $11,301      $10,588    $10,316


GRAPHIC MATERIAL (7)

This chart shows in pie format the asset allocation of the Franklin Templeton Growth Target Fund's securities on July 31, 1997, based on total net assets.

Asset Allocation on July 31, 1997

U.S. Equities                                      48%
International Equities                             23%
U.S. Fixed Income Securities                       8%
International Fixed Income Securities              4%
Short-Term Obligations and Other Net Assets 17%

GRAPHIC MATERIAL (8)

The following line graph hypothetically compares the performance of the Franklin Templeton Growth Target Fund Class I shares to that of the 91-day U.S. Treasury Bill Index, the MSCI-EAFE Index, the Lehman Brothers Government/Corporate Bond Index, and the S&P 500 Stock Index, based on a $10,000 investment from 12/31/96 to 7/31/97.

Period Ending     Fund           S&P 500      MSCI-EAFE     LBGC  U.S. T-Bills

                                                  MSCI         LB        U.S.
                 FT GROWTH TARGET              EAFE (NET   GOV'T./CORP.TREASURY
     DATE         FUND - CLASS I     S&P 500   DIVIDENDS)  BOND INDEX   BILLS
  12/31/1996          $9,551         $10,000     $10,000    $10,000    $10,000
   1/31/1997          $9,904         $10,625     $9,650     $10,012    $10,045
   2/28/1997          $9,838         $10,708     $9,808     $10,033    $10,083
   3/31/1997          $9,637         $10,268     $9,844      $9,914    $10,126
   4/30/1997          $9,713         $10,881     $9,896     $10,058    $10,169
   5/31/1997         $10,181         $11,543     $10,540    $10,152    $10,224
   6/30/1997         $10,449         $12,061     $11,121    $10,274    $10,272
   7/31/1997         $10,821         $13,021     $11,301    $10,588    $10,316


GRAPHIC MATERIAL (9)

The following line graph hypothetically compares the performance of the Franklin Templeton Growth Target Fund Class II shares to that of the 91-day U.S. Treasury Bill Index, the MSCI-EAFE Index, the Lehman Brothers Government/Corporate Bond Index, and the S&P 500 Stock Index, based on a $10,000 investment from 12/31/96 to 7/31/97.

Period Ending   Fund      S&P 500    MSCI-EAFE       LBGC  U.S. T-Bills

                   FT GROWTH                   MSCI EAFE      LB         U.S.
                TARGET FUND -                    (NET     GOV'T./CORP. TREASURY
     DATE          CLASS II        S&P 500    DIVIDENDS)  BOND INDEX    BILLS
  12/31/1996        $9,901         $10,000      $10,000     $10,000    $10,000
   1/31/1997        $10,257        $10,625      $9,650      $10,012    $10,045
   2/28/1997        $10,188        $10,708      $9,808      $10,033    $10,083
   3/31/1997        $9,990         $10,268      $9,844      $9,914     $10,126
   4/30/1997        $10,069        $10,881      $9,896      $10,058    $10,169
   5/31/1997        $10,545        $11,543      $10,540     $10,152    $10,224
   6/30/1997        $10,802        $12,061      $11,121     $10,274    $10,272
   7/31/1997        $11,089        $13,021      $11,301     $10,588    $10,316